Note 11 - Stock Options	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
11.	Stock options

Year ended
March 31, 2021

During the year ended
March 31, 2021,
the Company granted
450,084
stock options at an average exercise price of
$5.14
per share.
212,464
of the options were granted to the Company's officers and employees and vest
1/3
after
one
year,
1/3
after
two
years and
1/3
after
three
years, and have a
ten
-year life;
62,620
stock options granted to the Company's Board of Directors vest
50%
immediately and
50%
after
one
year and have a
five
-year life;
75,000
stock options granted to a consultant vest monthly over
48
months and have a
10
-year life; and
100,000
stock options granted to a consultant vest monthly over
16
months and have a
5
-year life.

Year ended
March 31, 2020

During the year ended
March 31, 2020
the Company granted
1,030,000
stock options exercisable at
$1.30
per share. Of these options,
300,000
vest
50%
upon issuance and
50%
after
one
year and have a
five
-year life.
730,000
options vest
50%
after
one
year,
25%
after
2
years and
25%
after
3
years and have a
ten
-year life.

200,000
options were also issued, exercisable at
$1.38
per share.
50,000
of the options granted vest
50%
after
one
year,
25%
after
two
years and
25%
after
three
years,
150,000
of the options vest
50%
on
September 1, 2019
and
50%
on
December 1, 2019
and have a
ten
-year life.

Stock option transactions for the years ended
March 31, 2021
are set forth below:

	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2018	2,175,000	$2.11
Forfeited	(275,000)	2.40
Granted	1,375,000	$1.00
Balance outstanding at March 31, 2019	3,275,000	$1.67
Granted	1,230,000	$1.38
Forfeited	(375,000)	1.09
Balance outstanding at March 31, 2020	4,130,000	1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96

The following table summarizes information about stock options outstanding at
March 31, 2021:

			Options Outstanding			Options Exercisable
Exercise Prices			Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
	$			Years	$		$
1.00	-	1.99	2,055,000	7.49	1.17	1,477,500	1.15
2.00	-	2.99	1,650,000	5,95	2.08	1,650,000	2.08
3.00	-	5.19	450,084	2.71	5.14	31,310	5.11
			4,155,084	6.36	1.96	3,158,810	1.69

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of stock options granted during the year:

	March 31, 2021			March 31, 2020

Exercise price	$5.11	-	$5.19	$1.30	-	$1.38
Grant date share price	$5.11	-	$5.19	$1.30	-	$1.38
Risk free interest rate		1.0%			1.5%
Expected life of options (years)		5		2.5	-	5
Expected volatility		103%		100	-	114%
Expected dividend yield		-			-
Forfeiture rate
Weighted average fair value of options granted during the period		$4.01			$0.94